Commitments and Contingencies (Details 2) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Summary of future minimum rental payments for operating leases
Year Ending December 31, 2016	$ 245,000	$ 315,000
Total future minimum rental payments, operating leases		$ 315,000